Incentive Compensation Plans (Tables)	12 Months Ended
Mar. 31, 2019
Schedule of Weighted Average Fair Value Assumptions

The following table summarizes the weighted average fair value of awards using the Black-Scholes and Monte Carlo Simulation option pricing models, as appropriate, and the weighted average assumptions used to develop the fair value estimates under each of the valuation models for the years ended March 31, 2019 and 2018.

Year Ended March 31, 2019:	Time-Vesting Options	Exit-Vesting Options	Replacement Exit-Vesting Restricted Stock
Weighted average fair value of awards	$9.78	$5.90	$12.80
Expected dividend yield	—%	—%	—%
Expected volatility	52.5%	52.9%	62.2%
Risk-free interest rate	2.2%	2.2%	2.3%
Expected term (years)	4.5%	5.1%	1.9

Year Ended March 31, 2018:
Weighted average fair value of awards	$9.45	$6.53	$11.94
Expected dividend yield	—%	—%	—%
Expected volatility	52.2%	52.1%	57.6%
Risk-free interest rate	2.7%	2.7%	2.4%
Expected term (years)	5.5	6.2	3.0

Replacement Awards Issued Stock Options [Member]
Schedule of Award Option Activity

The following table summarizes Replacement Award option activity for the year ended March 31, 2019:

	Replacement Time- Vesting Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at April 1, 2018	4,867,284	$11.77	5.4	$35,137
Granted	—	—	—	—
Exercised	(204,641)	10.70	—	1,695
Expired	—	—	—	—
Forfeited	(133,352)	—	—	741
Outstanding at March 31, 2019	4,529,291	11.76	4.4	$39,896
Exercisable at March 31, 2019	4,529,291	11.76	4.4	$39,896

Replacement Exit-Vesting Restricted Stock [Member]
Schedule of Replacement Exit Vesting Restricted Stock Activity

The following table summarizes Replacement Exit-Vesting Restricted Stock activity for the year ended March 31, 2019:

Replacement Exit-Vesting Restricted Stock
Unvested at April 1, 2018	1,352,859
Granted	—
Canceled	(91,260)
Vested	—
Unvested at March 31, 2019	1,261,599

Time Vesting Options and Exit Vesting Options [Member]
Schedule of Award Option Activity

The following table summarized time-vesting and exit-vesting option activity for the year ended March 31, 2019:

	Awards		Weighted Average Exercise Price		Weighted Average Remaining Contractual Term		Aggregate Intrinsic Value
	Time- Vesting Options	Exit- Vesting Options	Time- Vesting Options	Exit- Vesting Options	Time- Vesting Options	Exit- Vesting Options	Time- Vesting Options	Exit- Vesting Options
Outstanding at April 1, 2018	6,647,249	6,639,286	$18.99	$18.99	8.9	8.9	$—	$—
Granted	2,001,544	1,980,056	18.99	18.99	9.2	9.2	—	—
Exercised	—	—	—	—	—	—	—	—
Expired	—	—	—	—	—	—	—	—
Forfeited	(1,660,390)	(2,114,798)	18.99	18.99	—	—	—	—
Outstanding at March 31, 2019	6,988,403	6,504,544	18.99	18.99	8.0	8.0	11,058	10,292
Exercisable at March 31, 2019	3,119,299	—	$18.99	$—	8.0	—	$4,936	$—